JPMorgan Trust I

270 Park Avenue

New York, New York 10017

March 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of
the Funds (the “Funds”)
listed in Appendix A hereto
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectus for the Funds dated July 1, 2013. The purpose of this filing is to submit the XBRL information from the filing under Rule 497 submitted on March 5, 2014 for the Funds.

Please contact the undersigned at 212-648-2083 if you have any questions concerning this filing.

Very truly yours,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

cc:	Vincent Di Stefano

Appendix A

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase